Commitments and Contingencies (Details 2) (Combined revenues, Concentration of credit risk, Minimum)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Combined revenues | Concentration of credit risk | Minimum
Concentration of Credit Risk
Percentage of consolidated revenues from a single customer or tenant	5.00%	5.00%